SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Schedule for the effects of the previous transaction
1.	The General Meeting of Shareholders that took place on March 30, 2023, approved the following: